Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net loss for the period	$ (12,847,398)	$ (11,179,230)	$ (24,475,447)	$ (21,936,358)
Adjustments for:
Amortization	1,102,638	444,454	3,005,004	770,885
Stock-based compensation expense	833,973	2,237,334	4,017,322	5,143,722
Interest income	(52,190)	(69,833)	(222,303)	(108,686)
Lease modification loss		24,387		24,387
Vehicles transferred to R&D expense	827,593		827,593
Changes in fair value of derivative liabilities	(4,178,638)	3,638,409	(16,436,023)	5,653,843
Deferred income tax expense (recovery)		(8,505)		(28,886)
Changes in non-cash working capital items:
Receivables	(4,718)	53,331	(282,242)	164,642
Prepaid expenses	(2,942,644)	(397,444)	(10,266,438)	(215,056)
Inventory	(2,699,611)	(50,109)	(2,668,847)	(454,476)
Trade payables and accrued liabilities	(2,361,538)	(93,636)	(217,417)	(1,019,687)
Customer deposits and construction contract liability	192,888	(35,010)	215,392	24,457
Net cash flows used in operating activities	(22,129,645)	(5,435,852)	(46,503,406)	(11,981,213)
Investing activities
Investments in restricted cash	2,059	1,421	(17,397)	(1,733)
Expenditures on plant and equipment	(661,570)	(357,628)	(3,686,693)	(605,495)
Net cash flows used in investing activities	(659,511)	(356,207)	(3,704,090)	(607,228)
Financing activities
Interest income received	94,410	10,030	495,138	154,171
Interest income received from net investment in sublease	124	1,097	1,459	7,673
Interest paid		(6)		(300)
Interest paid on lease payments	(37,890)	(18,710)	(111,978)	(60,031)
Repayment of shareholder loans				(1,521)
Repayment of leases	(209,452)	(126,704)	(560,295)	(341,163)
Payment received for net investment in sublease	9,876	8,903	38,541	52,328
Proceeds on issuance of common shares - net of issue costs	(55,123)	39,665,545	142,435,553	75,419,959
Payment of withholding tax for RSU exercised	(185,274)		(185,274)
Payment for DSU settlement	(19,625)		(19,625)
Proceeds from issuance of common shares for options exercised	645,750	66,544	1,145,538	71,958
Proceeds from issuance of common shares for warrants exercised	1,313,167	3,505,690	6,327,694	3,613,970
Net cash flows from financing activities	1,555,963	43,112,389	149,566,751	78,917,044
Increase/(decrease) in cash and cash equivalents	(21,233,193)	37,320,330	99,359,255	66,328,603
Effect of exchange rate changes on cash	17,688	1,015,448	3,355	1,174,829
Cash and cash equivalents, beginning	250,028,791	37,728,278	129,450,676	8,560,624
Cash and cash equivalents, ending	$ 228,813,286	$ 76,064,056	$ 228,813,286	$ 76,064,056